Summary of Significant Accounting Policies (Comprehensive Income (Loss)) (Details) (USD $) In Thousands, unless otherwise specified	9 Months Ended
Jun. 30, 2013
Accounting Policies [Abstract]
Comprehensive loss	$ (31,346)
Comprehensive (Income) Loss, Net of Tax, Attributable to Noncontrolling Interest	$ (2,662)